Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 298,518	$ 313,327
Changes	12,082	(2,946)
Accretion expense	12,067	5,188
Reclassifications and others	3,834	981
Disbursements	(25,801)	(18,032)
Balance at end of the year	300,700	298,518
Classification by maturity [Abstract]
Current portion	107,491	94,171	$ 81,039
Non-current portion	193,209	204,347	$ 232,288
Closure of mining units and exploration projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	254,247	271,987
Changes	11,076	(8,872)
Accretion expense	12,067	5,129
Reclassifications and others	0	992
Disbursements	(18,024)	(14,989)
Balance at end of the year	259,366	254,247
Classification by maturity [Abstract]
Current portion	80,548	60,644
Non-current portion	178,818	193,603
Environmental liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	16,261	19,956
Changes	7,097	(228)
Accretion expense	0	59
Reclassifications and others	3,671	(992)
Disbursements	(4,763)	(2,534)
Balance at end of the year	22,266	16,261
Environmental contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	8,416	5,164
Changes	(1,868)	3,459
Accretion expense	0	0
Reclassifications and others	97	246
Disbursements	(2,956)	(453)
Balance at end of the year	3,689	8,416
Safety contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	6,716	5,632
Changes	(1,702)	870
Accretion expense	0	0
Reclassifications and others	7	258
Disbursements	(58)	(44)
Balance at end of the year	4,963	6,716
Labor contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,131	4,421
Changes	(1,343)	489
Accretion expense	0	0
Reclassifications and others	36	233
Disbursements	0	(12)
Balance at end of the year	3,824	5,131
Tax contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,005	3,409
Changes	(2,014)	1,596
Accretion expense	0	0
Reclassifications and others	0	0
Disbursements	0	0
Balance at end of the year	2,991	5,005
Obligations with communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	2,105	2,595
Changes	(290)	(637)
Accretion expense	0	0
Reclassifications and others	23	147
Disbursements	0	0
Balance at end of the year	1,838	2,105
Other provisions [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	637	163
Changes	1,126	377
Accretion expense	0	0
Reclassifications and others	0	97
Disbursements	0	0
Balance at end of the year	$ 1,763	$ 637